Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets - PLUM ACQUISITION CORP. I [Member] - Ordinary shares subject to possible redemption [Member] - USD ($)
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
Less:
Redemptions of ordinary shares	$ (294,254,572)		$ (319,216,340)
Plus:
Accretion adjustment of carrying value to redemption value	5,898,906	$ 4,695,302
Ordinary shares subject to possible redemption Ending	$ 35,555,976	$ 323,911,642